Shareholder Report, Average Annual Return (Details)				11 Months Ended	12 Months Ended		43 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
	Feb. 27, 2024	Jun. 30, 2021	Apr. 30, 2018	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2015	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000199439
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Belmont Theta Income Fund - Institutional Class
C000227329
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Channing Intrinsic Value Small-Cap Fund - I
C000248358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regan Floating Rate MBS ETF
C000074420
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Summitry Equity Fund
Without Sales Load [Member] | C000199439
Average Annual Return [Line Items]
Average Annual Return, Percent					12.59%			4.39%	3.31%
Without Sales Load [Member] | C000227329
Average Annual Return [Line Items]
Average Annual Return, Percent					16.67%		3.73%
Without Sales Load [Member] | C000248358
Average Annual Return [Line Items]
Average Annual Return, Percent				6.48%
Without Sales Load [Member] | C000074420
Average Annual Return [Line Items]
Average Annual Return, Percent					30.08%			15.03%		12.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					26.38%			15.17%	14.90%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					26.32%		10.24%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent				4.46%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					26.38%			15.17%		13.76%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent					5.22%			2.53%	2.43%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent					15.52%		2.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				3.95%